Loans (Schedule Of Purchase Credit Impaired Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 4,149.8	$ 85.3
Allowance for Loan Losses	32.7	$ 12.9
Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,977.3
Carrying Value	2,695.5
Allowance for Loan Losses	4.9
Commercial Banking [Member] | Deteriorated Credit Quality [Member] | Commercial Finance [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	115.5
Carrying Value	69.4
Allowance for Loan Losses	2.5
Commercial Banking [Member] | Deteriorated Credit Quality [Member] | Real Estate Finance [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	161.1
Carrying Value	94.6
Allowance for Loan Losses	0.6
Consumer And Community Banking [Member] | Deteriorated Credit Quality [Member] | Other Consumer Banking [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6.8
Carrying Value	5.3
Consumer And Community Banking [Member] | Deteriorated Credit Quality [Member] | Legacy Consumer Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,693.9
Carrying Value	2,526.2
Allowance for Loan Losses	$ 1.8